Stock Options	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock Options

22. Stock Options

(a) Stock Option Plan

The board of directors approved a stock option plan (the "2003 Plan") effective on November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company's common stock. The 2003 Plan expired on November 1, 2023. Up to 10% of the Company's then outstanding common stocks were reserved for issuance under the 2003 Plan. The 2003 Plan expired on November 1, 2023 and no further awards may be granted since the termination. Each stock option entitles its holder to purchase one share of common stock of the Company. Options may be granted for a term not exceeding 10 years from the date of grant. The 2003 Plan was administered by the board of directors.

On August 22, 2012, the board of directors approved a new stock option plan (the "2012 Plan"), which allowed the Company to issue up to 4,000,000 options for common shares and restricted shares of the Company to directors, officers, employees and consultants of the Company. Each stock option entitles its holder to purchase one share of common stock of the Company. Options and restricted shares may be granted for a term not exceeding 10 years from the date of grant. The 2012 Plan is administered by the board of directors. The 2012 Plan have expired on August 22, 2022. As of December 31, 2024, we had granted all the awards authorized under the 2012 Plan.

On May 1, 2015, the Company granted 729,000 restricted shares (the "Restricted Shares") at par value of $0.001 and 1,341,000 options (the "Options") under the 2012 Plan with an exercise price of $4.98, being the quoted market price of the Company's shares at the time of grant. The options will expire on April 30, 2023. One-fifth of the Restricted Shares and Options shall vest on the first, second, third, fourth and fifth anniversaries of date of grant, respectively. The Restricted Shares are not subject to any restriction on transfer and repurchase after they are vested. 20% of the Options and Restricted Shares were vested on May 1, 2016. On December 16, 2016, the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.

On March 7, 2018, the Company granted 2,000,000 restricted shares (the "2018 Restricted Shares") at par value of $0.001 under the 2012 Plan, to certain officers and employees of the Company. 60% of the 2018 Restricted Shares will vest on the third anniversary of the date of grant, the remaining 40% 2018 Restricted Shares will vest on the fourth and the fifth anniversary evenly. 60% of the 2018 Restricted Shares vested on March 7, 2021. On November 11, 2021, the board of directors approved that all remaining unvested 2018 Restricted Shares that were granted on March 7, 2018 were fully vested on November 11, 2021.

On September 16, 2020, the board of directors approved an employee share ownership plan (the "2020 ESOP"), where options were granted to officers and employees of the Company the right to purchase up to a 15% equity interest in Sinovac LS upon exercise of the options. The options have an exercise price of $12,000 and vested immediately.

(b) Valuation Assumptions

There were no options granted in the years ended December 31, 2024, 2023, 2022 and 2021.

(c) Share-based Payment Award Activity

As of December 31, 2024, there were no stock options outstanding as all stock options had been exercised or had expired prior to 2024.

Share-based compensation expense, included in cost of sales, selling, general and administrative expenses and R&D expenses is charged to operations over the vesting period of the options using the straight-line amortization method. The share-based compensation expense was $nil in 2024 (2023 - $nil, 2022 - $nil, 2021 - $7,735). As of December 31, 2024, there was no unrecognized compensation cost related to non-vested stock options and non-vested restricted shares.